GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	$ 600	$ 663	$ 767
Items that will not be reclassified to income statement
Re-measurement of net retirement benefit obligations	(14)	11	64
Taxation on other comprehensive income	2	(1)	(9)
Total items that will not be reclassified to income statement	(12)	10	55
Items that may be reclassified subsequently to income statement
Cash flow hedges – forward foreign exchange contracts Gains/(losses) arising in the year	14	21	(45)
(Gains)/losses transferred to inventories for the year	(19)	2	21
Fair value remeasurement of available for sale asset			(10)
Exchange differences on translation of foreign operations	21	(132)	181
Taxation on other comprehensive income		(3)
Total items that may be reclassified subsequently to income statement	16	(112)	147
Other comprehensive income/(loss) for the year, net of taxation	4	(102)	202
Total comprehensive income for the year	$ 604	$ 561	$ 969